Earnings per share (Table) (details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to Dryships Inc.	$ (223,093)	$ (246,778)	$ (70,128)
Less:Series A Convertible Preferred stock dividends	0	0	(4,466)
Less: Non-vested common stock dividends declared and undistributed earnings	(56)	0	0
Basic EPS
Income/(loss) available to common stockholders	(223,149)	(246,778)	(74,594)
Weighted average number of outstanding shares, basic	384,063,306	380,159,088	355,144,764
Amount per share	$ (0.58)	$ (0.65)	$ (0.21)
Dilutive effect of securities, preferred stock dividends	0	0	0
Weighted Average Number Diluted Shares Outstanding Adjustment	0	0	0
Diluted EPS
Income/ (Loss) Available to common stockholders	$ (223,149)	$ (246,778)	$ (74,594)
Weighted average number of outstanding shares, diluted	384,063,306	380,159,088	355,144,764
Amount per share	$ (0.58)	$ (0.65)	$ (0.21)